Additional Information - Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2018
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Additional Information - Financial Statement Schedule 1

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Financial Position

(Unaudited)

	As of December 31,
	2017	2018
	RMB’000	RMB’000
ASSETS
Current assets
Prepayments	15	16
Bank balances	—	—

	15	16

Non-current asset
Investment in a subsidiary	940,198	940,198

Total assets	940,213	940,214

EQUITY AND LIABILITIES
Current and total liabilities
Other payables	5,873	6,153
Amount due to a shareholder	8,742	9,911
Amount due to a subsidiary	70,871	79,815

	85,486	95,879

EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2017 and 2018)	136	136
Additional paid-in capital	392,076	392,076
Reserves	462,515	452,123

Total equity	854,727	844,335

Total equity and liabilities	940,213	940,214

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Profit or Loss and Other Comprehensive Loss

For the years ended December 31, 2016, 2017 and 2018

(Unaudited)

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Other income	—	4,295	118
Net exchange (loss) gain	(3,196)	2,313	(1,833)
Administrative expenses	(4,768)	(10,228)	(8,677)
Loss and total comprehensive loss for the year	(7,964)	(3,620)	(10,392)

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Changes in Equity

For the years ended December 31, 2016, 2017 and 2018

(Unaudited)

	Share capital	Additional paid in capital	Capital reserve	Share incentive plan reserve	Accumulated losses	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As of January 1, 2016	136	392,076	560,892	3,110	(89,903)	866,311
Loss and total comprehensive loss for the year	—	—	—	—	(7,964)	(7,964)

As of December 31, 2016	136	392,076	560,892	3,110	(97,867)	858,347
Loss and total comprehensive loss for the year	—	—	—	—	(3,620)	(3,620)

As of December 31, 2017	136	392,076	560,892	3,110	(101,487)	854,727
Loss and total comprehensive loss for the year	—	—	—	—	(10,392)	(10,392)

As of December 31, 2018	136	392,076	560,892	3,110	(111,879)	844,335

CHINA ZENIX AUTO INTERNATIONAL LIMITED

PARENT COMPANY FINANCIAL INFORMATION

Condensed Statements of Cash Flows

For the years ended December 31, 2016, 2017 and 2018

(Unaudited)

	2016	2017	2018
	RMB’000	RMB’000	RMB’000
OPERATING ACTIVITIES
Loss for the year	(7,964)	(3,620)	(10,392)
Exchange loss	2,601	(2,290)	1,836

Operating cash flows before movements in working capital	(5,363)	(5,910)	(8,556)
(Increase) decrease in prepayments	(4)	2	(1)
(Decrease) increase in other payables	(6,360)	(828)	280

NET CASH USED IN OPERATING ACTIVITIES	(11,727)	(6,736)	(8,277)

FINANCING ACTIVITIES
Advance from a subsidiary	21,911	10,518	9,497
Repayment to subsidiary	—	(11,175)	(2,389)
Advance from a shareholder	4,455	10,149	1,865
Repayment to a shareholder	(14,736)	(2,805)	(696)

NET CASH FROM FINANCING ACTIVITIES	11,630	6,687	8,277

NET DECREASE IN CASH AND CASH EQUIVALENTS	(97)	(49)	—

CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	139	51	—

EFFECT OF CHANGE IN FOREIGN CURRENCY RATE	9	(2)	—

CASH AND CASH EQUIVALENTS AT END OF THE YEAR
- representing bank balances	51	—	—

Basis of Presentation

Schedule 1 has been provided pursuant to the requirements of Rules 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

For the purpose of presenting the financial information of the parent company only, the Company records its investment in subsidiaries under the cost method of accounting. Such investment is presented on the statements of financial position as “Investment in a subsidiary” at cost less any identified impairment loss.

As of December 31, 2017 and 2018, there were no material contingencies, significant provisions of long term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Group’s consolidated financial statements, if any.

For all years presented, there were no cash dividends paid to the Company by its consolidated subsidiaries.